Shareholder Report, Average Annual Return (Details) 191767_EIP Growth - Income Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended	108 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	12.63%	18.04%	7.96%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	15.68%
Alerian MLP Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Average Annual Return, Percent	11.71%	30.95%	7.62%